GUARANTEE LIABILITIES - Contractual amounts (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Guarantor Obligations [Line Items]
Contractual Amount of Outstanding Loans Subject to Guarantee	¥ 49,857,705	¥ 55,601,864
Current contractual amounts of outstanding loans subject to guarantee	49,117,630	55,019,645
0 - 30 days past due
Guarantor Obligations [Line Items]
Contractual Amount of Outstanding Loans Subject to Guarantee	446,780	355,252
31 - 60 days past due
Guarantor Obligations [Line Items]
Contractual Amount of Outstanding Loans Subject to Guarantee	235,769	158,048
61 - 90 days past due
Guarantor Obligations [Line Items]
Contractual Amount of Outstanding Loans Subject to Guarantee	¥ 57,526	¥ 68,919